Redeemable non-controlling interests - Change in Carrying Amount of Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Roll Forward]
Redeemable noncontrolling interest, beginning balance	$ 0
Initial recognition	14,638
Net loss attributable to redeemable noncontrolling interests	(1,686)	$ 0
Accretion to redemption value of redeemable noncontrolling interests	1,809
Redeemable noncontrolling interest, ending balance	$ 14,761